Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	IMPAX FUNDS SERIES TRUST III
Entity Central Index Key	0001598735
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000141748
Shareholder Report [Line Items]
Fund Name	Impax Ellevate Global Women's Leadership Fund
Class Name	Investor Class
Trading Symbol	PXWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Ellevate Global Women's Leadership Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GWL. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GWL
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$40	0.78%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 703,176,223
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$703,176,223
Total Number of Portfolio Holdings	105
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.2%
Materials	1.2%
Utilities	2.2%
Communication Services	5.4%
Consumer Staples	7.7%
Industrials	8.5%
Health Care	12.3%
Consumer Discretionary	13.0%
Financials	19.8%
Information Technology	28.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.2%
OthersFootnote Reference‡	2.1%
Hong Kong	0.9%
Netherlands	0.9%
Norway	1.0%
Ireland	1.1%
Germany	1.3%
Australia	3.7%
Canada	4.8%
United Kingdom	5.7%
France	6.8%
United States	70.5%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	70.7%
Foreign Stocks	28.3%
Cash & Cash Equivalents	1.0%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	6.3%
Microsoft Corp.	4.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.7%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	1.5%
Procter & Gamble Co. (The)	1.3%
Johnson & Johnson	1.3%
Walt Disney Co. (The)	1.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000141747
Shareholder Report [Line Items]
Fund Name	Impax Ellevate Global Women's Leadership Fund
Class Name	Institutional Class
Trading Symbol	PXWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Ellevate Global Women's Leadership Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GWL. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GWL
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$27	0.53%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 703,176,223
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$703,176,223
Total Number of Portfolio Holdings	105
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.2%
Materials	1.2%
Utilities	2.2%
Communication Services	5.4%
Consumer Staples	7.7%
Industrials	8.5%
Health Care	12.3%
Consumer Discretionary	13.0%
Financials	19.8%
Information Technology	28.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.2%
OthersFootnote Reference‡	2.1%
Hong Kong	0.9%
Netherlands	0.9%
Norway	1.0%
Ireland	1.1%
Germany	1.3%
Australia	3.7%
Canada	4.8%
United Kingdom	5.7%
France	6.8%
United States	70.5%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	70.7%
Foreign Stocks	28.3%
Cash & Cash Equivalents	1.0%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	6.3%
Microsoft Corp.	4.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.7%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	1.5%
Procter & Gamble Co. (The)	1.3%
Johnson & Johnson	1.3%
Walt Disney Co. (The)	1.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]